Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2015
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	amf
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	amf_SupplementTextBlock	ASSET MANAGEMENT FUND Ultra Short Mortgage Fund - ASARX Short U.S. Government Fund - ASITX SUPPLEMENT DATED MAY 8, 2015 TO PROSPECTUS DATED MARCH 1, 2015
Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASARX
Supplement [Text Block]	amf_SupplementTextBlock

The fourth paragraph under “Principal Investment Strategies” for the Ultra Short Mortgage Fund on page 3 of the Prospectus is replaced in its entirety with the following paragraph:

The Fund may, but is not required to, use financial contracts, commonly referred to as derivatives, for risk management purposes as part of its investment strategies. These investments will be used for bona fide hedging purposes. The Fund may use derivatives only when their use is permitted by the regulations governing national banks, federal savings associations and federal credit unions.